Leases - Summary of Components of Lease Expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	¥ 33,207	¥ 47,905	¥ 42,447
Financing lease cost:
Amortization of right-of-use assets	190	204	161
Interest on lease liabilities	13	29	33
Short-term lease cost	7,710	13,902	10,612
Total	¥ 41,120	¥ 62,040	¥ 53,253